INCOME TAXES - Income tax recovery balance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax:
Origination of temporary differences	$ 2,578	$ 149
Tax benefit-previously unrecognized tax assets	0	2,128
Prior year under provision	(235)	(8)
Deferred income tax	2,343	2,269
Income tax recovery	$ 2,343	$ 2,269